THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                  ON THE FORM 13F FILED ON FEBRUARY 14, 2006
                           PURSUANT TO A REQUEST FOR
                     CONFIDENTIAL TREATMENT AND FOR WHICH
                     THAT REQUEST EXPIRED ON MAY 15, 2006
                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
                                               ------------------------------

Check here if Amendment [X]; Amendment Number:1
                                              -
    This Amendment (Check only one.):  [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Chesapeake Partners Management Co., Inc.
Address:    1829 Reisterstown Road
            Suite 420
            Baltimore, Maryland 21208

Form 13F File Number: 28- 4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark D. Lerner
Title:      Vice President
Phone:      (410) 602-0195

Signature, Place, and Date of Signing:

   /s/ Mark D. Lerner             Baltimore, Maryland          5/15/06
   -----------------------------  ---------------------------  ---------------
            [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                           ------------------------------

Form 13F Information Table Entry Total:    31
                                           ------------------------------

Form 13F Information Table Value Total:    $571,137
                                           ------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                                     FORM 13F INFORMATION TABLE


----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----
Abgenix Inc                    COM         00339B107      2,370    110,200  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Albertsons Inc                 COM         013104104     28,244  1,322,900  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Amgen Inc                      COM         031162100     11,699    148,351  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Anteon Intl Corp               COM         03674E108      6,832    125,700  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Arden Rlty Inc                 COM         039793104     13,449    300,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Boston Scientific Corp         COM         101137107      6,122    250,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Boston Scientific Corp         COM         101137107      3,674    150,000  SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

Boston Scientific Corp         COM         101137107      2,449    100,000  SH   PUT       SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

Burlington Res Inc             COM         122014103     21,550    250,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Chiron Corp                    COM         170040109      4,355     98,000  SH   CALL      SOLE                               NONE
----------------------------------------------------------------------------------------------------------------------------------

Conocophillips                 COM         20825C104        815     14,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Constellation Energy           COM         210371100     29,693    515,500  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Endesa SA                 Sponsored ADR    29258N107     19,508    750,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Fairmont Htls Resorts          COM         305204109      7,142    168,400  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Falconbridge Ltd New           COM         306104100     19,061    643,300  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Guidant Corp                   COM         401698105    205,147  3,168,300  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Hilfiger Tommy Corp            ORD         G8915Z102        406     25,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------



                                                     FORM 13F INFORMATION TABLE


----------------------------------------------------------------------------------------------------------------------------------
        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     SHRS OR    SH/  PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
     Name of Issuer     Title of Class      CUSIP     (x$1000)   PRN AMT    PRN  CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----
Hughes Supply Inc         COM              444482103    23,539     656,600  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Independence Cmnty        COM              453414104    14,176     356,820  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Jamdat Mobile Inc         COM              47023T100    16,863     634,422  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Knight Ridder Inc         COM              499040103     9,495     150,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Maxtor Corp               COM NEW          577729205    14,574   2,100,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

MTR Gaming Group Inc      COM              553769100     7,883     757,272  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Northwestern Corp         COM NEW          668074305     9,993     321,632  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Panamsat Hldg Corp        COM              69831Y105    38,445   1,569,200  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Shurgard Storage Ctrs     COM              82567D104    15,108     266,400  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Sovereign Bancorp Inc     COM              845905108     9,318     430,995  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Town & Ctry TR            SH BEN INT       892081100     5,480     162,100  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Wachovia Corp 2nd New     COM              929903102     4,520      85,500  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

Westcorp Inc.             COM              957907108     3,997      60,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------

WFS Finl Inc              COM              92923B106    15,230     200,000  SH             SOLE                  SOLE
----------------------------------------------------------------------------------------------------------------------------------
